Derivatives recognized as hedging instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Instruments Recognized as Hedging Instruments at Fair Value Though Other Comprehensive Income
Financial instruments recognized as hedging instruments at fair value though other comprehensive income as of December 31, 2019 and December 31, 2018, are the following:

	Note	December 31, 2019	December 31, 2018
Cash flow hedges – assets
Fuel price	12	$525	$2,566
Interest rate	12	11	4,890

Total		$536	$7,456

Cash flow hedges - liabilities
Interest rate	22	$1,241	$—

Total		$1,241	$—

Summary of Periods in which Cash Flows Associated with Cash Flow Hedges are Expected to Occur and Fair Values of Related Hedging Instruments
The following table indicates the periods in which the cash flows associated with cash flow hedges are expected to occur, and the fair values of the related hedging instruments to December 31, 2019 and December 31, 2018:

December 31, 2019	Fair Value	1–12 months	12–24 months
Fuel price
Assets	$525	$525	$—
Interest rate
Assets	11	—	11
Liabilities	$1,241	$—	$1,241

December 31, 2018	Fair Value	1–12 months	12–24 months
Fuel price
Assets	$2,566	$2,566	$—
Interest rate
Assets	$4,890	$112	$4,778